Filed pursuant to Rule 497(a)

Registration No. 333-230351

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Priced: Ares Capital Corporation

Issuer/Ticker: Ares Capital Corporation (ARCC)

Total Size: USD 750MM

Settlement:  T+5 (January 15, 2020)

Maturity Date: July 15, 2025

Coupon Frequency: Semi-Annually

First Pay: July 15, 2020

Price: 99.686%

Coupon: 3.250%

Yield to Maturity: 3.313%

Spread to Benchmark Treasury: +165 basis points

Benchmark Treasury:  1.750% due December 31, 2024

Benchmark Spot Price: 100-13 ¼

Yield: 1.663%

Optional Redemption  -Make Whole Call, 1 month par call

Timing: Today’s Business

Sales into Canada: Yes, exemption

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated January 8, 2020, together with an accompanying prospectus dated May 29, 2019, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Securities, Inc., NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC  28255-0001, Attn: Prospectus Department, or by calling 1-800-294-1322, or email dg.prospectus_requests@baml.com; J.P. Morgan Securities LLC, 383 Madison Avenue, New York NY 10179, Attn: Investment Grade Syndicate Desk, 212-834-4533; or SMBC Nikko Securities America, Inc. at 277 Park Avenue, New York, New York 10172, Attn: Securities Operations, 1-888-868-6856.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.